Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash & cash equivalents	$ 60,447	$ 136,881
Trade & other receivables	4,403	4,842
Prepayments	4,987	6,504
Total Current Assets	69,837	148,227
Non-Current Assets
Property, plant and equipment	2,045	3,021
Right-of-use assets	7,920	9,119
Financial assets at fair value through other comprehensive income	1,758	2,080
Other non-current assets	1,930	1,724
Intangible assets	578,652	580,546
Total Non-Current Assets	592,305	596,490
Total Assets	662,142	744,717
Current Liabilities
Trade and other payables	23,079	19,598
Provisions	17,906	18,710
Borrowings	5,017	53,200
Lease liabilities	3,186	2,765
Warrant liability	2,185
Total Current Liabilities	51,373	94,273
Non-Current Liabilities
Provisions	12,523	17,017
Borrowings	91,617	41,045
Lease liabilities	7,085	8,485
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	113,725	69,047
Total Liabilities	165,098	163,320
Net Assets	497,044	581,397
Equity
Issued Capital	1,165,309	1,163,153
Reserves	70,651	65,813
(Accumulated losses)/retained earnings	(738,916)	(647,569)
Total Equity	$ 497,044	$ 581,397